Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued purchases and customer deposits	$ 220,784	$ 102,319
Accrued compensation and related liabilities	406,739	774,916	$ 1,039,979
Provision for warranty expense	279,394	288,807	286,115
Accrued dividends	342,873	172,596
Accrued interest	236,172
Accrued professional fees	138,250	262,737	267,949
Other	26,397	79,331
Other accured liabilites		354,246	307,598
Total accrued expenses	$ 1,650,609	$ 1,680,706	$ 1,901,641